Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 136,430	$ 128,916	$ 50,005
Deposits at call	451	412	421
Cash and cash equivalents	$ 136,881	$ 129,328	$ 50,426	$ 37,763